Note 27 - Provisions Parenthetical Information (Detail: Text Values) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Estimated aggregated future loss (more than remote but less than probable) [Abstract]
Civil Litigation matters	€ 1,768,000,000	€ 2,493,000,000
Regulatory enfocement matters	187,000,000	€ 174,000,000
Cum-ex Investigations and Litigations [Abstract]
Demand from Federal Central Tax Office for tax refunds paid to former custody client in EURO	49,000,000
Liability notice from Federal Central Tax Office requesting payment by January 20, 2020 in connection with tax refund claims in EURO	2,100,000
BNY estimation of potential cum-ex related tax liabilities in EURO	120,000,000
Indemnification claim of M.M.Warburg for assesed German taxes for 2010 in EURO	42,700,000
Indemnification claim of M.M.Warburg for assesed related interest for German taxes for 2010 in EURO	14,600,000
Indemnification claim of M.M.Warburg for assesed German taxes for 2011 in EURO	4,000,000
Indemnification claim of M.M.Warburg for assesed related interest for German taxes for 2011 in EURO	1,600,000
DB estimation for not assesed taxes for 2007 to 2009 in EURO	88,900,000
DB estimation for not assesed interest for 2007 to 2009 in EURO	45,900,000
FX Investigations & Litigations [Abstract]
DB Brazil Settlement on 7th Dec 2016 in BRL (fine payment)	51,000,000
Civil monetary penalty agreement (Board of Governors of the Federal Reserve System) in U.S. D	137,000,000
Civil monetary penalty agreement (New York State Department of Financial Services) in U.S. D	205,000,000
Final order approval of a settlement related to manipulated benchmark- and spot rates in U.S. D	190,000,000
Interbank Offered Rates Matters [Abstract]
Payment to European Commission in relation to anticompetitive conduct in the trading of interest rate derivatives (as reported in 2013) in EUR	725,000,000
DB agreement to pay for misconduct concerning to LIBOR settlement to DOJ & CFTC (as reported in 2015) in U.S. D	2,175,000,000
DB agreement to pay for misconduct concerning to LIBOR settlement to FCA (as reported in 2015) in GBP	226,800,000
Fine payment to Swiss Competition Commission (WEKO) pursuant to a settlement agreement in relation to Yen LIBOR in CHF	5,400,000
Payment of settlement with US State attornys investigation in interbank offered rates in U.S. D	220,000,000
Settlement agreement on July 13, 2017 as part of the U.S. dollar LIBOR MDL asserting claims based on alleged transactions in Eurodollar futures and options in U.S. D	80,000,000
Payment of settlement agreement on Feb 13, 2018 as part of the U.S. dollar LIBOR MDL asserting claims based on on alleged transactions in U.S. dollar LIBOR-linked financial instruments in U.S. D	240,000,000
Payment for alleging manipulation of Yen LIBOR and Euroyen TIBOR pending in the SDNY in U.S. D	77,000,000
Payment for alleging manipulation of EURIBOR pending in the SDNY in U.S. D	170,000,000
Investigations Into Referral Hiring Practices and Certain Business Relationships [Abstract]
Agreement with SEC for payment to resolve investigation into DB's hiring practices related to candidates referred by clients, potential clients and government officials in USD	16,000,000
Mortgage-Related and Asset-Backed Securities Matters and Investigation [Abstract]
Payment of a civil monetary penalty for RMBS claims from 2005 to 2007 (settlement with DOJ) in U.S. D	3,100,000,000
Agreed consumer releif for RMBS claims from 2005 to 2007 (settlement with DOJ) in U.S. D	4,100,000,000
Settlement with Maryland Attorney General of payment for RMBS and CDO businesses from 2002 to 2009 in U.S. D mn.	15,000,000
Agreed consumer relief settlement with Maryland Attorney General (to be allocated from the overall U.S.D 4.1 billion consumer relief obligation agreed to as part of Deutsche Banks settlement with the DOJ) in U.S. D	€ 80,000,000
Postbank Voluntary Public Takeover Offer [Abstract]
Takeover offer for Postbank shareholder in EUR per share	€ 25
Total number of shares accepted in takeover in shares	48,200,000
Claim (raised in 2010 by Effecten-Spiegel AG) for raising the takeover share price offer to EUR per share	€ 57.25
Claim (raised in 2014 by additional former shareholders of Postbank) for raising the takeover share price offer in EUR per share	57.25
Increase of takeover share price offer to shareholders which have accepted the takeover in EUR per share	32.25
Additional claims (raised in 2017) for raising the takeover share price offer to EUR per share	€ 64.25
Total payment claims against Deutsche Bank in relation to Postbank takeover (excluding interest)	€ 700,000,000
Further Proceedings Relating to the Postbank Takeover [Abstract]
Decisive takeover price for determining an appropriate cash compensation, claimed by applicants in the appraisal proceedings in Euro per share	€ 57.25
Investigations into the Banks anti-money laundering (AML) control function in its investment banking division [Abstract]
Settlement agreement with DFS to pay civil monetary penalties in U.S. D	€ 425,000,000
Settlement agreement with FCA to pay civil monetary penalties in GBP	163,000,000
Payment of penalty for AML issues identified by the Federal Reserve in U.S. D	41,000,000
Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations [Abstract]
Agreement with U.S. District Court for the Southern District of New York to settle the actions (alleging violations of U.S. antitrust law and common law related to alleged manipulation of the secondary trading market for SSA bonds) in U.S. D	48,500,000
Agreement to settle class actions (violations of antitrust law and common law related to alleged manipulation of the secondary trading market for US Agency bonds), already fully reflected in existing litigation reserves in USD	€ 15,000,000